CXApp Acquisition - Schedule of Business Acquisitions, Acquisition Related Costs (Details) - CXApp - USD ($) $ in Thousands		12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Accounting fees		$ 115
Legal fees		389
Total acquisition costs	$ 500	$ 504